Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Cash and cash equivalents, beginning of year	$ 5,674	$ 8,478	$ 5,065
Cash flows provided by (used for) operating activities:
Net income	11,704	9,620	11,005
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,380	6,790	6,357
Share-based compensation	1,148	1,118	1,102
Restructuring and asset impairment charges	295	240	0
Excess tax benefit from share-based payment arrangements	(122)	(49)	(142)
Amortization of intangibles	1,169	1,242	1,165
(Gains) losses on equity investments, net	(354)	(425)	(141)
Deferred taxes	(703)	(900)	(242)
Changes in assets and liabilities:
Accounts receivable	(861)	271	(176)
Inventories	(98)	563	(626)
Accounts payable	(249)	267	67
Accrued compensation and benefits	4	155	192
Income taxes payable and receivable	(286)	1,019	229
Other assets and liabilities	1,391	865	94
Total adjustments	8,714	11,156	7,879
Net cash provided by operating activities	20,418	20,776	18,884
Cash flows provided by (used for) investing activities:
Additions to property, plant and equipment	(10,105)	(10,711)	(11,027)
Acquisitions, net of cash acquired	(934)	(925)	(638)
Purchases of available-for-sale investments	(7,007)	(12,493)	(8,694)
Sales of available-for-sale investments	1,227	934	2,282
Maturities of available-for-sale investments	8,944	8,336	5,369
Purchases of trading assets	(14,397)	(16,718)	(16,892)
Maturities and sales of trading assets	13,165	13,677	15,786
Origination of loans receivable	0	(200)	(216)
Investments in non-marketable equity investments	(1,377)	(440)	(475)
Other investing	671	503	655
Net cash used for investing activities	(9,905)	(18,073)	(14,060)
Cash flows provided by (used for) financing activities:
Increase (decrease) in short-term debt, net	235	(31)	65
Proceeds from government grants	104	129	63
Excess tax benefit from share-based payment arrangements	122	49	142
Issuance of long-term debt, net of issuance costs	0	0	6,124
Proceeds from sales of common stock through employee equity incentive plans	1,660	1,588	2,111
Repurchase of common stock	(10,792)	(2,147)	(4,765)
Restricted stock unit withholdings	(332)	(293)	(345)
Payment of dividends to stockholders	(4,409)	(4,479)	(4,350)
Collateral associated with repurchase of common stock	(325)	0	0
Increase in liability due to collateral associated with repurchase of common stock	325	0	0
Other financing	(199)	(314)	(453)
Net cash used for financing activities	(13,611)	(5,498)	(1,408)
Effect of exchange rate fluctuations on cash and cash equivalents	(15)	(9)	(3)
Net increase (decrease) in cash and cash equivalents	(3,113)	(2,804)	3,413
Cash and cash equivalents, end of year	2,561	5,674	8,478
Cash paid during the year for:
Interest, net of capitalized interest	167	204	71
Income taxes, net of refunds	4,639	2,874	3,930
Licensed Technology and Patents [Member]
Cash flows provided by (used for) investing activities:
Purchases of licensed technology and patents	(92)	(36)	(815)
IM Flash Technologies, LLC and IM Flash Singapore, LLP [Member] | Micron Technology, Inc. [Member]
Cash flows provided by (used for) investing activities:
Proceeds from the sale of IM Flash Singapore, LLP assets and certain IM Flash Technologies, LLC assets	$ 0	$ 0	$ 605